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                         THE BB&T DIRECTOR (SERIES I)
                            SEPARATE ACCOUNT TWO
                       HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 33-73570

       SUPPLEMENT DATED MAY 1, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

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                SUPPLEMENT DATED MAY 1, 2006 TO YOUR PROSPECTUS

The Total Annual Fund Operating Expense Table is deleted and replaced with the following table:

                                                                                                            Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                                      0.42%        1.03%

The Example table is deleted and replaced with the following table:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                                $   825
3 years                                                                               $ 1,289
5 years                                                                               $ 1,748
10 years                                                                              $ 2,868

(2) If you annuitize at the end of the applicable time period:

1 year                                                                                $   249
3 years                                                                               $   781
5 years                                                                               $ 1,339
10 years                                                                              $ 2,858

(3) If you do not Surrender your Contract:

1 year                                                                                $   257
3 years                                                                               $   789
5 years                                                                               $ 1,348
10 years                                                                              $ 2,868

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5973